Right of use assets and lease debt (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of Company right of use asset and Lease liabilities [Abstract]
Schedule of detailed information about right-of-use assets and lease liabilities
Set out below, are the carrying amounts of the Company’s
right-of-use
assets and lease liabilities and the movements during the period:

	Right-of-use assets
	Towers & Sites	Property	Other equipment	Total	Liability related to right-of-use of assets
As of January 1, 2019	Ps. 94,252,098	Ps. 21,075,884	Ps. 4,750,320	Ps. 120,078,302	Ps. 119,387,660
Additions and release	6,364,508	921,542	729,001	8,015,051	7,437,621
Business Combinations	9,668,507	—	—	9,668,507	10,810,111
Modifications	7,474,469	1,288,974	728,837	9,492,280	8,363,045
Depreciation	(17,286,497)	(4,941,222)	(1,365,847)	(23,593,566)	—
Interest expense	—	—	—	—	7,940,240
Payments	—	—	—	—	(26,765,075)
Translation adjustment	(4,370,636)	(905,808)	(380,907)	(5,657,351)	(6,576,869)

Balance at December 31, 2019	Ps. 96,102,449	Ps. 17,439,370	Ps. 4,461,404	Ps. 118,003,223	Ps. 120,596,733

Schedule of maturity of lease liabilities
The maturity analysis of lease debt is disclosed as follows as of December 31, 2019:

	2019
Short term	Ps.	25,894,711
Long term		94,702,022

Total	Ps.	120,596,733

Maturity analysis	2019
Within one year	Ps.	25,894,711
After one year but not more than five years		80,981,832
More than five years		13,720,190

Total	Ps.	120,596,733

Summary of lease cost recognized in profit or loss
The following are the amounts recognized in profit or loss:

	2019
	Others	Related parties	Total
Depreciation expense of right-of-use assets	Ps. 18,176,521	Ps. 5,417,045	Ps. 23,593,566
Interest expense on lease liabilities	5,654,721	2,285,519	7,940,240
Expense relating to short-term leases	1,978,403	1,958	1,980,361
Expense relating to leases of low-value assets	25,935	—	25,935
Variable lease payments	1,299,502	—	1,299,502

Total	Ps. 27,135,082	Ps. 7,704,522	Ps. 34,839,604